Common Stock and Warrants - Common Stock Activity (Details) - shares	3 Months Ended			4 Months Ended	9 Months Ended	12 Months Ended		13 Months Ended	15 Months Ended	24 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2020
Balance (in shares)	67,223,913	56,760,111	36,350,785		36,350,785	26,455,352	14,657,430
Common stock issued as a result of Convertible Note conversion (in shares)							598,568
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period (in shares)	4,470					101,739	23,682
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures, Total (in shares)	22,180	64,277	60,922			101,739
Balance (in shares)	72,514,304	67,223,913	56,760,111	36,350,785	72,514,304	36,350,785	26,455,352	72,514,304	36,350,785	72,514,304
2021NotesConvertedToCommonStockMember
Common stock issued as a result of Convertible Note conversion (in shares)						1,499,894
Optional Exchange Principal Amount [Member]
Common stock issued as a result of Convertible Note conversion (in shares)	5,189,015	5,250,000	16,000,000			2,000,000
Equity Line of Credit [Member]
Common stock sold (in shares)		4,959,545	4,308,637			3,521,471
Series A Preferred Stock Converted Into Common Stock [Member]
Common stock issued as a result of Preferred Stock conversion (in shares)						1,112,333	2,080,000		3,192,333	3,192,333
Series B-1 Preferred Convertible Stock Converted to Common Stock [Member]
Common stock issued as a result of Preferred Stock conversion (in shares)				1,659,966		1,659,996		1,659,966
First ATM Agreement [Member]
Common stock sold (in shares)						3,401,271	762,338
Underwriting Public Offering [Member]
Common stock sold (in shares)							8,333,334